Acquisitions and Disposals - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Assets acquired
Cash and cash equivalents	¥ 9,819
Short term investments	5,360
Accounts receivables	401
Other receivable and current assets	33,192
Property and equipment	11
Right-of-use assets	521
Total assets acquired	49,304
Accounts payables	(4,532)
Accrued expenses and other current liabilities	(13,045)
Lease liability	(465)
Liabilities Assumed
Total liabilities assumed	(18,042)
Net assets acquired	31,262
Goodwill	128
Consideration:
Cash	31,390
Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member]
Assets acquired
Cash and cash equivalents	17,174
Intangible assets acquired	61,472
Other assets	16,651
Total assets acquired	258,693
Liabilities Assumed
Accounts payable and accrued commissions	(173,194)
Deferred tax liabilities	(16,651)
Other payables and accrued expenses	(12,167)
Other liabilities	(9,477)
Total liabilities assumed	(211,489)
Net assets acquired	47,204
Goodwill	206,684
Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member]
Assets acquired
Cash and cash equivalents	1,226
Intangible assets acquired	10,930
Accounts receivable and contract assets	7,188
Other assets	2,602
Total assets acquired	21,946
Liabilities Assumed
Accounts payable and accrued commissions	(1,922)
Deferred tax liabilities	(2,732)
Other payables and accrued expenses	(3,777)
Other liabilities	(1,600)
Total liabilities assumed	(10,031)
Net assets acquired	11,915
Goodwill	57,468
software [Member] | Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member]
Assets acquired
Intangible assets acquired	5,900
Non-compete agreements [Member] | Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member]
Assets acquired
Intangible assets acquired	8,423
Non-compete agreements [Member] | Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member]
Assets acquired
Intangible assets acquired	1,350
Agent resources [Member] | Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member]
Assets acquired
Intangible assets acquired	28,749
Agent resources [Member] | Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member]
Assets acquired
Intangible assets acquired	7,180
Insurance broker license [Member] | Acquisition of Zhongrong Smart Finance Information Technology Co Ltd [Member]
Assets acquired
Intangible assets acquired	18,400
Accounts receivable and contract assets	163,396
Insurance distribution license [Member] | Acquisition of Jilin Zhongji Shi’An Insurance Agency Co Ltd [Member]
Assets acquired
Intangible assets acquired	¥ 2,400